Fair Value - Measurement of Fair Value of Major Asset and Liability classed (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
ASSETS
Available for sale investments (Note 8a)	$ 1,954	$ 1,713
Available for sale investments (long-term)	46,804	32,631
Total assets	48,758	34,356
Liabilities:
Total Liabilities	2,411	3,670
Total derivatives designated as hedging instruments | Total derivatives designated as hedging instruments
ASSETS
Derivative instruments	0	12
Liabilities:
Derivative instruments	2,411	3,670
Level 1
ASSETS
Available for sale investments (Note 8a)	1,954	1,713
Available for sale investments (long-term)	0	0
Total assets	1,954	1,713
Liabilities:
Total Liabilities	0	0
Level 1 | Total derivatives designated as hedging instruments | Total derivatives designated as hedging instruments
ASSETS
Derivative instruments	0
Liabilities:
Derivative instruments	0	0
Level 2
ASSETS
Available for sale investments (Note 8a)	0	0
Available for sale investments (long-term)	0	0
Total assets	0	12
Liabilities:
Total Liabilities	2,411	3,670
Level 2 | Total derivatives designated as hedging instruments | Total derivatives designated as hedging instruments
ASSETS
Derivative instruments	0	12
Liabilities:
Derivative instruments	2,411	3,670
Level 3
ASSETS
Available for sale investments (Note 8a)	0	0
Available for sale investments (long-term)	0	0
Total assets	0	0
Liabilities:
Total Liabilities	0	0
Level 3 | Total derivatives designated as hedging instruments | Total derivatives designated as hedging instruments
ASSETS
Derivative instruments	0
Liabilities:
Derivative instruments	0	0
Investments Measured at Net Asset Value
ASSETS
Available for sale investments (Note 8a)	0	0
Available for sale investments (long-term)	46,804	32,631
Total assets	46,804	32,631
Liabilities:
Total Liabilities	0	0
Investments Measured at Net Asset Value | Total derivatives designated as hedging instruments | Total derivatives designated as hedging instruments
ASSETS
Derivative instruments	0
Liabilities:
Derivative instruments	$ 0	$ 0